Annual Total Returns [BarChart] - iShares International High Yield Bond ETF - iShares International High Yield Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2013	12.84%
Annual Return 2014	(7.84%)
Annual Return 2015	(9.47%)
Annual Return 2016	4.35%
Annual Return 2017	19.65%
Annual Return 2018	(8.04%)
Annual Return 2019	8.91%
Annual Return 2020	10.49%